Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Selling, general and administrative expense	$ 13,742	$ 10,825
Research and development expense	6,376	3,576
Cost of sales	36,632	22,995
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital costs	1,342	1,613
Depreciation Property Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Selling, general and administrative expense	397	350
Research and development expense	81	138
Cost of sales	$ 137	$ 344